Fees Summary	Oct. 22, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 674.80
Total Fee Amount	674.80
Total Transaction Valuation	4,886,346.47
Total Offset Amount	0
Net Fee	$ 0
Offset Table N/A	N/A